Revolving Line of Credit (Details) - USD ($)			6 Months Ended	12 Months Ended
	Feb. 08, 2019	Aug. 02, 2017	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2019	Jan. 28, 2019
Revolving Line of Credit (Textual)
Aggregate principal amount			$ 50,000			$ 50,000	$ 7,500
Maturity date	Jan. 25, 2020
Security Agreement [Member]
Revolving Line of Credit (Textual)
Minimum average annual balance		$ 120,000
Revolving Credit Facility [Member]
Revolving Line of Credit (Textual)
Aggregate principal amount		$ 2,000,000
CNB Note maturity date, description		The note evidences a revolving line of credit with advances that may be requested by the Company until the maturity date of August 2, 2019.
Percentage of interest bears variable rate		0.25%
Monthly payment, description		The Company will pay to CNB a late charge of 5.0% of any monthly payment not received by Lender within 10 calendar days after its due date. The Company may prepay the note at any time without penalty.
Line of credit drawn			2,000,000	$ 2,000,000
Accrued interest			$ 11,194	$ 10,931	$ 5,625
Variable rate percentage		1.00%
Percentage of late charges		5.00%
Minimum average annual balance		$ 1,600,000
Additional interest rate on fee		2.00%
Line of credit increase over the balance					$ 1,000,000
Revolving Credit Facility [Member] | Chief Executive Officer [Member]
Revolving Line of Credit (Textual)
Revolving line of credit, description		The CNB Note is personally guaranteed by Mr. Nussbaum, the Company's Chief Executive Officer pursuant to written guarantee in favor of CNB (the "CNB Guarantee"). Mr. Nussbaum and the Company are obligated to maintain an aggregate unencumbered liquidity of no less than $6,000,000 in the form of cash, repurchase agreements, certificates of deposit or marketable securities acceptable to CNB.